OTHER FINANCIAL ASSETS AND LIABILITIES - Schedule of Equity Instruments Acquired by Globant España S.A (Details) - Equity instruments - USD ($) $ in Thousands	Oct. 18, 2024	May 03, 2024	Sep. 12, 2022	Apr. 23, 2021	Jan. 15, 2021	Dec. 31, 2020	Jul. 08, 2019	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financial Assets And Liabilities [Line Items]
Gain in fair value on financial assets measured at FVOCI								$ 418
Globant España S.A.
Disclosure Of Financial Assets And Liabilities [Line Items]
Equity instrument, fair value								32,955	$ 29,354
Gain in fair value on financial assets measured at FVOCI								2,369	90
Globant España S.A. | Singularity
Disclosure Of Financial Assets And Liabilities [Line Items]
Equity interest acquired (as a percent)							2.86%
Equity instrument, fair value								2,338	794
Globant España S.A. | Digital House
Disclosure Of Financial Assets And Liabilities [Line Items]
Equity interest acquired (as a percent)						17.20%
Equity instrument, fair value								22,761	20,502
Globant España S.A. | Elsa
Disclosure Of Financial Assets And Liabilities [Line Items]
Equity interest acquired (as a percent)					4.32%
Equity instrument, fair value								4,016	4,425
Globant España S.A. | V.U.
Disclosure Of Financial Assets And Liabilities [Line Items]
Equity interest acquired (as a percent)				3.14%
Equity instrument, fair value								2,598	2,598
Globant España S.A. | Queiban
Disclosure Of Financial Assets And Liabilities [Line Items]
Equity interest acquired (as a percent)			3.77%
Equity instrument, fair value								424	424
Globant España S.A. | Latam Airlines
Disclosure Of Financial Assets And Liabilities [Line Items]
Equity instrument, fair value								0	611
Globant España S.A. | 9z
Disclosure Of Financial Assets And Liabilities [Line Items]
Equity interest acquired (as a percent)		20.00%
Equity instrument, fair value								318	0
Globant España S.A. | Connectly Inc.
Disclosure Of Financial Assets And Liabilities [Line Items]
Equity interest acquired (as a percent)	0.56%
Equity instrument, fair value								$ 500	$ 0